Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.48%(a)
Pennsylvania–156.18%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$11,014,699

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	1,889,486

Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	3,000	2,592,684

Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2013 A, RB(c)(d)	5.00%	03/01/2023	1,600	1,609,676

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(e)(f)	5.00%	04/01/2047	7,885	7,984,404

Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,012,607

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	3.80%	02/01/2037	1,670	1,639,545

Series 2019 A, Ref. RB	4.00%	07/15/2038	3,915	3,808,176

Allegheny (County of), PA Sanitary Authority;
Series 2015, RB(f)	5.00%	12/01/2045	7,880	8,212,778

Series 2018, RB	4.00%	06/01/2048	2,100	1,988,670

Series 2022, RB	5.75%	06/01/2052	1,750	1,987,721

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	1,000	980,572

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	454,001

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	472,691

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	560,674

Series 2017 C, RB	5.00%	05/15/2047	1,175	1,113,105

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	2,448,849

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	981,182

Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB(c)(d)	5.00%	11/15/2025	900	960,701

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	3,625	3,051,340

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,161,087

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,283,161

Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	2,250	2,435,119

Series 2019, RB	4.00%	12/01/2049	1,650	1,531,848

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,245,097

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,001,254

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	150	88,244

Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2038	1,450	676,026

Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	275	170,838

Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	550	323,561

Series 2020 C, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	360	223,642

Commonwealth Financing Authority;
Series 2018, RB(e)(f)	5.00%	06/01/2031	3,500	3,820,127

Series 2018, RB(e)(f)	5.00%	06/01/2032	2,000	2,176,437

Series 2018, RB(e)(f)	5.00%	06/01/2033	2,000	2,169,672

Series 2018, RB(e)(f)	5.00%	06/01/2035	3,045	3,268,365

Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(c)(d)	5.00%	01/01/2025	1,920	2,009,095

Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,364,245

Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	1,864,651

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,182,755

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	$ 785	$813,752

Delaware River Port Authority; Series 2013, RB(c)(d)	5.00%	01/01/2024	1,000	1,025,489

Delaware River Port Authority (Port District);
Series 2012, Ref. RB(c)	5.00%	01/01/2023	1,290	1,292,557

Series 2012, Ref. RB(c)	5.00%	01/01/2023	2,175	2,179,311

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,215,744

Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	362,638

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,397,048

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(c)(d)	5.00%	07/01/2023	750	758,928

Series 2013, RB(c)(d)	5.00%	07/01/2023	3,770	3,814,876

Series 2014, RB(c)(d)	5.00%	07/01/2024	750	775,776

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	824,094

Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,860,759

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	91,603

Series 2021, RB	4.00%	05/01/2041	400	345,145

Series 2021, RB	5.00%	05/01/2047	150	146,109

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	2,714,948

Series 2019, RB	5.00%	12/01/2049	510	417,120

Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,934,116

Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,381,884

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	6,151,354

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,840,284

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	744,515

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,612,393

Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	655,857

Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,400,385

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,565,170

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	802,869

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	3,324,583

Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB(c)(d)	5.25%	12/15/2023	1,000	1,027,040

Lancaster School District; Series 2020, GO Bonds (INS - AGM)(i)	4.00%	06/01/2036	1,275	1,297,395

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	215,946

Series 2021, Ref. RB	4.00%	03/01/2051	265	208,334

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,045,245

Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,153,044

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,713,658

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social);
Series 2022 A, RB	5.00%	01/01/2042	500	491,531

Series 2022 A, RB	4.50%	01/01/2045	450	397,049

Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	1,879,880

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,469,525

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,725,187

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,208,872

Series 2022 B, Ref. RB	4.00%	05/01/2052	2,000	1,742,101

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	$ 4,285	$4,289,450

Series 2020 C, RB	4.00%	11/15/2043	200	167,557

Series 2020 C, RB	5.00%	11/15/2045	380	366,911

Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB(c)(d)	5.25%	01/15/2025	3,150	3,304,943

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	1,000	912,073

Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,566,400

Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,244,653

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,024,973

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,015,072

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,206,800

Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,177,926

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health); Series 2016, Ref. RB	5.00%	08/15/2046	625	628,351

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	459,758

Series 2019, Ref. RB	5.00%	11/01/2044	950	845,561

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	910,593

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,139,870

Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds(c)	5.00%	04/01/2023	15,000	15,125,844

First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,781,187

Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	1,877,516

Series 2022, GO Bonds	5.00%	10/01/2042	1,000	1,116,823

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,276,926

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,360,102

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(h)	3.25%	08/01/2039	2,600	1,973,993

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,349,987

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,798,624

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	1,640	1,647,375

Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,754,516

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	396,708

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	302,594

Series 2021, Ref. RB	4.00%	07/01/2046	1,000	827,300

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2051	1,500	1,337,365

Series 2022 A, Ref. RB	4.00%	02/15/2052	500	444,291

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,715,594

Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2041	3,000	2,902,373

Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2050	1,750	1,585,421

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,765,356

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	$ 3,155	$3,193,728

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(f)	5.00%	08/15/2046	7,800	8,197,756

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,083,112

Series 2019, RB	4.00%	08/15/2044	5,810	5,694,046

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,004,572

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2026	510	553,278

Series 2016 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2030	3,235	3,400,496

Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,887,168

Second Series 2017, Ref. RB	5.00%	12/01/2041	700	732,630

Series 2009 C, RB (INS - AGM)(i)	6.25%	06/01/2033	5,840	6,508,873

Series 2009 E, RB	6.38%	12/01/2038	720	818,732

Series 2009 E, RB (INS - AGM)(i)	6.38%	12/01/2038	1,280	1,468,197

Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,256,822

Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,557,311

Series 2017 A, RB(e)(f)	5.50%	12/01/2042	10,000	10,451,630

Series 2017 B-1, RB	5.25%	06/01/2047	5,370	5,552,575

Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,060,008

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,061,768

Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,252,822

Series 2019 A, RB	5.00%	12/01/2049	5,000	5,206,379

Series 2021 A, RB	4.00%	12/01/2050	4,500	3,985,580

Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,148,786

Pennsylvania Higher Education Assistance Agency; Series 2021 A, RB(b)	2.63%	06/01/2042	1,060	879,522

Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,447,633

Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds(c)(d)	5.25%	01/15/2024	1,000	1,029,687

Series 2017 A, RB(e)(f)	5.25%	10/01/2052	7,405	7,752,683

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,697,144

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,031,873

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,426,086

Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	111,907

Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,066,210

Series 2020 A, RB (INS - AGM)(i)	5.00%	08/01/2050	2,500	2,647,451

Series 2020 A, RB	5.00%	11/01/2050	4,750	4,998,636

Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,278,790

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,000	1,772,148

Series 2021 A, GO Bonds	5.00%	05/01/2034	1,000	1,109,971

Series 2021, Ref. RB (INS - AGM)(b)(i)	4.00%	07/01/2037	1,000	964,289

Sixteenth Series 2020 A, RB (INS - AGM)(i)	4.00%	08/01/2045	2,000	1,924,497

Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(c)(d)	6.13%	03/15/2023	1,915	1,934,392

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(c)(d)(f)	5.00%	07/01/2024	6,000	6,210,928

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,305,361

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,266,593

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	914,169

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,134,006

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	$ 395	$407,988

Series 2020, RB	5.00%	08/01/2040	620	625,054

Series 2020, RB	5.00%	08/01/2050	1,400	1,390,623

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,522,937

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,058,243

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,009,497

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	985,573

Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	1,771,893

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	2,000	2,005,344

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,306,433

Series 2017, Ref. RB	5.00%	07/01/2049	3,500	2,891,005

Philadelphia (City of), PA Authorityfor Industrial Development (New Foundations Charter School); Series 2012, RB(c)(d)	6.63%	12/15/2022	1,250	1,251,834

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,045,431

Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,024,241

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,648,805

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,054,007

Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,614,552

Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,058,568

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,267,599

Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,392,548

Series 2019 B, Ref. RB (INS - AGM)(i)	4.00%	09/01/2034	1,600	1,660,199

Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2045	1,350	1,288,970

Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2050	3,540	3,307,630

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	2,853,317

Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	2,000	2,180,168

Susquehanna Area Regional Airport Authority; Series 2012 A, RB(b)	5.00%	01/01/2027	4,415	4,423,389

Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	1,690	1,699,564

Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(h)(k)	1.90%	06/01/2053	3,330	3,330,000

Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	970,877

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	746,724

West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,342,029

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,484,761

Westmoreland (County of), PA Municipal Authority;
Series 2013, RB(c)(d)	5.00%	08/15/2023	2,000	2,036,168

Series 2013, RB(c)(d)	5.00%	08/15/2023	2,250	2,290,689

				431,310,590

Puerto Rico–7.20%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,265,340

Series 2005 A, RB(j)	0.00%	05/15/2050	17,475	3,028,470

Series 2005 B, RB(j)	0.00%	05/15/2055	7,700	763,321

Series 2008 A, RB(j)	0.00%	05/15/2057	7,170	475,423

Series 2008 B, RB(j)	0.00%	05/15/2057	28,400	1,478,314

Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	12,000	6,587,053

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(h)	5.00%	07/01/2033	$1,000	$1,004,323

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (Acquired 07/19/2018-04/24/2020; Cost $2,705,664) (INS - NATL)(i)(l)	5.25%	07/01/2030	2,660	2,669,431

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034	450	446,686

Series 2007, Ref. RB (INS - AGM)(i)	5.25%	07/01/2036	2,200	2,181,782

				19,900,143

Guam–1.97%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,241,716

Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(d)	6.00%	10/01/2023	1,110	1,136,220

Series 2013 C, RB(b)(c)(d)	6.25%	10/01/2023	595	610,264

Series 2013 C, RB(b)(c)	6.00%	10/01/2034	440	450,394

Series 2013 C, RB(b)(c)	6.25%	10/01/2034	905	928,217

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,069,578

				5,436,389

Virgin Islands–1.13%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	856,903

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)	5.00%	09/01/2030	2,230	2,269,961

				3,126,864

TOTAL INVESTMENTS IN SECURITIES(m) –166.48% (Cost $481,170,191)				459,773,986

FLOATING RATE NOTE OBLIGATIONS–(13.90)%
Notes with interest and fee rates ranging from 2.45% to 2.46% at 11/30/2022 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052(n)				(38,375,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(49.81)%				(137,565,232)

OTHER ASSETS LESS LIABILITIES–(2.77)%				(7,667,309)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$276,166,445

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $10,804,171, which represented 3.91% of the Trust’s Net Assets.

(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Zero coupon bond issued at a discount.
(k)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(l)	Restricted security. The aggregate value of these securities at November 30, 2022 was $2,669,431, which represented less than 1% of the Trust’s Net Assets.
(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	7.57%

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $60,244,780 are held by TOB Trusts and serve as collateral for the $38,375,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Pennsylvania Value Municipal Income Trust